Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
January 31, 2024
SLCXK6-NPRT3-0324
1.9883973.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)	6,792	0
Media - 1.4%
TechTarget, Inc. (b)	11,516	393,502
Thryv Holdings, Inc. (b)	23,259	475,414
		868,916
TOTAL COMMUNICATION SERVICES		868,916
CONSUMER DISCRETIONARY - 15.1%
Automobile Components - 0.5%
Patrick Industries, Inc.	3,356	336,909
Diversified Consumer Services - 4.2%
Grand Canyon Education, Inc. (b)	14,171	1,850,586
Laureate Education, Inc. Class A	57,395	724,325
		2,574,911
Household Durables - 3.9%
Cavco Industries, Inc. (b)	1,147	380,712
Helen of Troy Ltd. (b)	3,726	426,627
LGI Homes, Inc. (b)	11,297	1,333,159
SharkNinja Hong Kong Co. Ltd.	5,364	250,606
		2,391,104
Leisure Products - 2.7%
Brunswick Corp.	9,010	726,927
Clarus Corp.	25,311	149,841
Games Workshop Group PLC	1,400	175,736
YETI Holdings, Inc. (b)(c)	13,911	611,667
		1,664,171
Specialty Retail - 3.6%
America's Car Mart, Inc. (b)	4,630	281,921
American Eagle Outfitters, Inc.	12,384	245,451
Murphy U.S.A., Inc.	4,792	1,689,276
		2,216,648
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc.	15,928	133,158
TOTAL CONSUMER DISCRETIONARY		9,316,901
CONSUMER STAPLES - 6.9%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (b)	2,138	746,739
Coca-Cola Bottling Co. Consolidated	720	620,201
		1,366,940
Consumer Staples Distribution & Retail - 2.9%
Performance Food Group Co. (b)	24,539	1,783,495
Food Products - 1.8%
Lassonde Industries, Inc. Class A (sub. vtg.)	2,921	311,751
Nomad Foods Ltd.	44,366	798,144
		1,109,895
TOTAL CONSUMER STAPLES		4,260,330
ENERGY - 5.9%
Energy Equipment & Services - 2.3%
Cactus, Inc.	16,671	707,517
TechnipFMC PLC	37,640	727,958
		1,435,475
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (b)	41,932	936,761
Northern Oil & Gas, Inc.	14,309	479,352
Sitio Royalties Corp.	35,766	762,889
		2,179,002
TOTAL ENERGY		3,614,477
FINANCIALS - 17.7%
Banks - 5.8%
Cadence Bank	17,128	455,947
ConnectOne Bancorp, Inc.	26,903	614,465
Glacier Bancorp, Inc.	10,470	404,770
Independent Bank Group, Inc.	15,687	758,466
Metropolitan Bank Holding Corp. (b)	12,548	608,453
Synovus Financial Corp.	19,022	716,369
		3,558,470
Capital Markets - 1.2%
P10, Inc. (c)	42,240	388,608
StoneX Group, Inc. (b)	5,958	391,739
		780,347
Consumer Finance - 4.3%
Encore Capital Group, Inc. (b)	19,284	965,743
FirstCash Holdings, Inc.	11,654	1,337,530
NerdWallet, Inc. (b)	22,093	338,244
		2,641,517
Financial Services - 0.5%
Walker & Dunlop, Inc.	3,132	302,520
Insurance - 5.9%
BRP Group, Inc. (b)	31,771	712,941
First American Financial Corp.	17,105	1,032,287
Primerica, Inc.	3,828	896,364
Selective Insurance Group, Inc.	9,305	975,722
		3,617,314
TOTAL FINANCIALS		10,900,168
HEALTH CARE - 12.6%
Biotechnology - 4.3%
Allogene Therapeutics, Inc. (b)	17,200	60,544
ALX Oncology Holdings, Inc. (b)	10,147	146,218
Annexon, Inc. (b)	12,967	53,878
Arcellx, Inc. (b)	2,138	132,214
Celldex Therapeutics, Inc. (b)	4,060	142,993
Crinetics Pharmaceuticals, Inc. (b)	4,300	156,864
Cytokinetics, Inc. (b)	4,778	373,305
Keros Therapeutics, Inc. (b)	3,657	202,452
Madrigal Pharmaceuticals, Inc. (b)	759	164,483
ORIC Pharmaceuticals, Inc. (b)(c)	7,896	86,777
Revolution Medicines, Inc. (b)	3,600	99,900
Scholar Rock Holding Corp. (b)	5,700	79,515
Spyre Therapeutics, Inc. (b)	3,200	82,912
Tyra Biosciences, Inc. (b)	2,946	39,476
Vaxcyte, Inc. (b)	4,177	298,321
Viking Therapeutics, Inc. (b)	7,200	173,808
Viridian Therapeutics, Inc. (b)	6,200	119,350
Xenon Pharmaceuticals, Inc. (b)	3,345	151,261
Zentalis Pharmaceuticals, Inc. (b)	7,986	94,634
		2,658,905
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	10,077	350,176
Neogen Corp. (b)(c)	26,286	407,433
TransMedics Group, Inc. (b)	6,325	542,495
		1,300,104
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (b)	4,219	346,549
AdaptHealth Corp. (b)	45,112	325,709
AMN Healthcare Services, Inc. (b)	4,221	312,396
Chemed Corp.	1,211	717,869
Owens & Minor, Inc. (b)	27,185	535,816
Privia Health Group, Inc. (b)	5,797	116,868
		2,355,207
Health Care Technology - 0.6%
Evolent Health, Inc. Class A (b)	6,048	177,872
Phreesia, Inc. (b)	7,793	198,566
		376,438
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A (b)	539	172,960
Maravai LifeSciences Holdings, Inc. (b)	28,425	164,865
		337,825
Pharmaceuticals - 1.2%
CymaBay Therapeutics, Inc. (b)	4,400	103,444
Edgewise Therapeutics, Inc. (b)	12,442	221,841
Enliven Therapeutics, Inc. (b)	5,810	91,217
Ikena Oncology, Inc. (b)	16,184	21,687
Intra-Cellular Therapies, Inc. (b)	2,597	174,882
Structure Therapeutics, Inc. ADR	2,140	93,347
		706,418
TOTAL HEALTH CARE		7,734,897
INDUSTRIALS - 18.4%
Aerospace & Defense - 2.0%
Cadre Holdings, Inc.	6,106	207,543
Leonardo DRS, Inc. (b)	37,863	734,921
Spirit AeroSystems Holdings, Inc. Class A (b)	9,957	273,419
		1,215,883
Building Products - 1.8%
CSW Industrials, Inc.	978	206,915
Hayward Holdings, Inc. (b)	73,157	915,926
		1,122,841
Construction & Engineering - 3.1%
Bowman Consulting Group Ltd. (b)	5,763	181,016
Granite Construction, Inc.	7,484	337,603
Sterling Construction Co., Inc. (b)	4,486	336,899
Willscot Mobile Mini Holdings (b)	22,250	1,052,425
		1,907,943
Electrical Equipment - 2.5%
Atkore, Inc.	3,550	541,482
Generac Holdings, Inc. (b)	6,802	773,183
Nextracker, Inc. Class A	5,000	226,350
		1,541,015
Ground Transportation - 0.9%
XPO, Inc. (b)	6,923	591,501
Machinery - 0.4%
Beijer Alma AB (B Shares)	12,715	224,081
Professional Services - 6.4%
Concentrix Corp.	12,215	1,085,547
ExlService Holdings, Inc. (b)	18,418	576,115
ICF International, Inc.	4,929	685,328
Kforce, Inc.	9,210	629,504
Maximus, Inc.	11,849	961,191
		3,937,685
Trading Companies & Distributors - 1.3%
Alligo AB (B Shares)	19,383	246,603
Applied Industrial Technologies, Inc.	3,188	562,554
		809,157
TOTAL INDUSTRIALS		11,350,106
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.9%
Lumentum Holdings, Inc. (b)	21,228	1,166,266
Electronic Equipment, Instruments & Components - 1.9%
Insight Enterprises, Inc. (b)	6,326	1,168,665
IT Services - 0.9%
Endava PLC ADR (b)	7,688	544,080
Semiconductors & Semiconductor Equipment - 3.6%
Allegro MicroSystems LLC (b)	10,871	281,994
Diodes, Inc. (b)	1,900	127,908
MKS Instruments, Inc.	5,328	567,166
Nova Ltd. (b)	1,400	202,734
Onto Innovation, Inc. (b)	1,502	242,573
Silicon Motion Tech Corp. sponsored ADR	8,994	566,442
SMART Global Holdings, Inc. (b)	10,710	210,452
		2,199,269
Software - 4.2%
BlackLine, Inc. (b)	7,783	456,706
Five9, Inc. (b)	3,288	249,428
Intapp, Inc. (b)	9,003	387,849
JFrog Ltd. (b)	5,981	194,562
Rapid7, Inc. (b)	11,000	605,330
Tenable Holdings, Inc. (b)	8,376	394,510
Varonis Systems, Inc. (b)	6,800	305,184
		2,593,569
TOTAL INFORMATION TECHNOLOGY		7,671,849
MATERIALS - 4.5%
Chemicals - 2.8%
Cabot Corp.	7,749	558,703
Olin Corp.	13,582	707,215
Tronox Holdings PLC	32,444	447,403
		1,713,321
Construction Materials - 0.9%
Eagle Materials, Inc.	2,424	548,503
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	20,718	528,516
TOTAL MATERIALS		2,790,340
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Ryman Hospitality Properties, Inc.	2,778	305,302
Terreno Realty Corp.	6,191	369,788
		675,090
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (b)	35,124	369,504
Jones Lang LaSalle, Inc. (b)	2,273	402,457
		771,961
TOTAL REAL ESTATE		1,447,051
UTILITIES - 2.4%
Gas Utilities - 2.4%
Brookfield Infrastructure Corp. A Shares	29,919	1,047,464
Southwest Gas Holdings, Inc.	7,614	446,790
		1,494,254
TOTAL COMMON STOCKS (Cost $54,040,973)		61,449,289

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	469,063	469,156
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	984,941	985,039
TOTAL MONEY MARKET FUNDS (Cost $1,454,195)		1,454,195

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $55,495,168)	62,903,484
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(1,339,405)
NET ASSETS - 100.0%	61,564,079

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	849,900	15,874,675	16,255,419	23,037	-	-	469,156	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,328,689	10,983,918	14,327,568	1,451	-	-	985,039	0.0%
Total	5,178,589	26,858,593	30,582,987	24,488	-	-	1,454,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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